SLM Student Loan Trust 2013-2 Monthly Servicing Report
Distribution Date	06/25/2014
Collection Period	05/01/2014 - 05/31/2014

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		04/11/2013	04/30/2014	05/31/2014
	Principal Balance		$1,199,855,662.11	$1,108,627,250.89	$1,099,250,931.44
	Interest to be Capitalized Balance		22,726,208.62	16,735,407.65	16,379,441.13

	Pool Balance		$1,222,581,870.73	$1,125,362,658.54	$1,115,630,372.57
	Specified Reserve Account Balance		7,490,748.00	2,813,406.65	2,789,075.93

	Adjusted Pool(1)		$1,230,072,618.73	$1,128,176,065.19	$1,118,419,448.50
	Weighted Average Coupon (WAC)		6.73%	6.69%	6.69%
	Number of Loans		289,265	262,967	260,638
	Aggregate Outstanding Principal Balance - Tbill			$2,870,097.47	$2,813,006.88
	Aggregate Outstanding Principal Balance - LIBOR			$1,122,492,561.07	$1,112,817,365.69
	Pool Factor			0.901402116	0.893606671
	Since Issued Constant Prepayment Rate			4.36%	4.32%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/27/2014		06/25/2014
	A	78446CAA9	$1,081,894,304.54		$1,072,235,254.01
	B	78446CAB7	$35,000,000.00		$35,000,000.00

C	Account Balances		05/27/2014		06/25/2014
	Reserve Account Balance		$2,813,406.65		$2,789,075.93
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$12,422,269.33		$4,211,462.19
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		05/27/2014		06/25/2014
	Adjusted Pool Balance + Supplemental Loan Purchase		$1,128,176,065.19		$1,118,419,448.50
	Total Notes		$1,116,894,304.54		$1,107,235,254.01
	Difference		$11,281,760.65		$11,184,194.49
	Parity Ratio		1.01010		1.01010

Page 2 of 9	Trust 2013-2 Monthly Servicing Report: Collection Period 05/01/2014 - 05/31/2014, Distribution Date 06/25/2014

II. Trust Activity 05/01/2014 through		05/31/2014

A	Student Loan Principal Receipts
	Borrower Principal	6,082,040.31
	Guarantor Principal	3,627,860.24
	Consolidation Activity Principal	2,695,593.21
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	243.78
	Rejected Claim Repurchased Principal	1,337.56
	Other Principal Deposits	18,078.41

	Total Principal Receipts	$12,425,153.51

B	Student Loan Interest Receipts
	Borrower Interest	2,208,138.10
	Guarantor Interest	116,838.89
	Consolidation Activity Interest	52,952.06
	Special Allowance Payments	37,983.56
	Interest Subsidy Payments	1,964,583.03
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	2,054.60
	Rejected Claim Repurchased Interest	70.72
	Other Interest Deposits	56,986.35

	Total Interest Receipts	$4,439,607.31

C	Reserves in Excess of Requirement	$24,330.72

D	Investment Income	$450.79

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$12,422,269.33

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$(12,748,333.15)
	Funds Allocated to the Floor Income Rebate Account	$(4,211,462.19)
M	AVAILABLE FUNDS	$12,352,016.32

N	Non-Cash Principal Activity During Collection Period	$(3,048,834.06)

O	Non-Reimbursable Losses During Collection Period	$85,072.20

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$20,605.99

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2013-2 Monthly Servicing Report: Collection Period 05/01/2014 - 05/31/2014, Distribution Date 06/25/2014

III. 2013-2	Portfolio Characteristics

	05/31/2014				04/30/2014
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.55%	4,643	$17,964,607.61	1.634%	6.56%	5,304	$20,268,585.80	1.828%
GRACE	6.59%	2,492	$8,992,597.93	0.818%	6.56%	1,960	$7,146,720.89	0.645%
DEFERMENT	6.58%	43,927	$181,844,700.16	16.543%	6.57%	46,791	$192,741,823.94	17.386%
REPAYMENT: CURRENT	6.76%	139,928	$555,527,690.07	50.537%	6.77%	140,079	$558,269,223.33	50.357%
31-60 DAYS DELINQUENT	6.65%	9,970	$44,545,493.90	4.052%	6.67%	8,828	$38,350,323.58	3.459%
61-90 DAYS DELINQUENT	6.64%	5,306	$22,770,024.08	2.071%	6.63%	4,657	$20,465,106.84	1.846%
91-120 DAYS DELINQUENT	6.62%	3,377	$14,592,838.10	1.328%	6.63%	3,817	$16,709,494.58	1.507%
> 120 DAYS DELINQUENT	6.64%	10,471	$44,005,818.25	4.003%	6.63%	10,392	$43,309,376.65	3.907%
FORBEARANCE	6.68%	38,878	$202,328,014.17	18.406%	6.67%	39,279	$204,125,416.15	18.412%
CLAIMS IN PROCESS	6.34%	1,643	$6,669,879.17	0.607%	6.40%	1,859	$7,239,841.57	0.653%
AGED CLAIMS REJECTED	2.89%	3	$9,268.00	0.001%	6.80%	1	$1,337.56	0.000%

TOTAL		260,638	$1,099,250,931.44	100.00%		262,967	$1,108,627,250.89	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2013-2 Monthly Servicing Report: Collection Period 05/01/2014 - 05/31/2014, Distribution Date 06/25/2014

IV. 2013-2 Portfolio Characteristics (cont’d)

	05/31/2014	04/30/2014
Pool Balance	$1,115,630,372.57	$1,125,362,658.54
Outstanding Borrower Accrued Interest	$24,184,043.85	$24,205,643.12
Borrower Accrued Interest to be Capitalized	$16,379,441.13	$16,735,407.65
Total # Loans	260,638	262,967
Total # Borrowers	121,568	122,719
Weighted Average Coupon	6.69%	6.69%
Weighted Average Remaining Term	117.05	117.13
Non-Reimbursable Losses	$85,072.20	$76,996.32
Cumulative Non-Reimbursable Losses	$811,072.92	$726,000.72
Since Issued Constant Prepayment Rate (CPR)	4.32%	4.36%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$1,408.28	$-
Cumulative Rejected Claim Repurchases	$53,179.42	$51,771.14
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$3,139,045.41	$2,949,097.22
Borrower Interest Accrued	$5,510,126.77	$5,371,434.34
Interest Subsidy Payments Accrued	$643,309.16	$642,198.49
Special Allowance Payments Accrued	$12,853.29	$12,009.61

Page 5 of 9	Trust 2013-2 Monthly Servicing Report: Collection Period 05/01/2014 - 05/31/2014, Distribution Date 06/25/2014

V. 2013-2 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	6.49%	137,782	457,705,811.87	41.638%
- GSL - Unsubsidized	6.50%	108,033	523,742,679.37	47.645%
- PLUS (2) Loans	8.37%	14,799	117,712,567.59	10.708%
- SLS (3) Loans	3.30%	24	89,872.61	0.008%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.69%	260,638	$1,099,250,931.44	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.70%	215,115	965,232,236.28	87.808%
- Two Year	6.63%	37,995	111,868,301.93	10.177%
- Technical	6.89%	7,387	21,695,579.49	1.974%
- Other	5.47%	141	454,813.74	0.041%

Total	6.69%	260,638	$1,099,250,931.44	100.000%

*Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2013-2 Monthly Servicing Report: Collection Period 05/01/2014 - 05/31/2014, Distribution Date 06/25/2014

VI. 2013-2 Waterfall for Distributions
		Paid	Remaining Funds Balance
Total Available Funds			$ 12,352,016.32

A	Primary Servicing Fee	$406,128.04	$11,945,888.28

B	Administration Fee	$6,667.00	$11,939,221.28

C	Class A Noteholders’ Interest Distribution Amount	$522,915.58	$11,416,305.70

D	Class B Noteholders’ Interest Distribution Amount	$46,520.83	$11,369,784.87

E	Reserve Account Reinstatement	$-	$11,369,784.87

F	Class A Noteholders’ Principal Distribution Amount	$9,659,050.53	$1,710,734.34

G	Class B Noteholders’ Principal Distribution Amount	$-	$1,710,734.34

H	Unpaid Expenses of The Trustees	$-	$1,710,734.34

I	Carryover Servicing Fee	$-	$1,710,734.34

J	Remaining Amounts to the Noteholders after the first auction date	$-	$1,710,734.34

K	Excess Distribution Certificateholder	$1,710,734.34	$-

Waterfall Triggers

A	Student Loan Principal Outstanding	$1,099,250,931.44

B	Interest to be Capitalized	$16,379,441.13

C	Capitalized Interest Account Balance	$-

D	Reserve Account Balance (after any reinstatement)	$2,789,075.93

E	Less: Specified Reserve Account Balance	$(2,789,075.93)

F	Total	$1,115,630,372.57

G	Class A Notes Outstanding (after application of available funds)	$1,072,235,254.01

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts	N
	are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)

Page 7 of 9	Trust 2013-2 Monthly Servicing Report: Collection Period 05/01/2014 - 05/31/2014, Distribution Date 06/25/2014

VII. 2013-2 Distributions

Distribution Amounts
	A	B

Cusip/Isin	78446CAA9	78446CAB7
Beginning Balance	$1,081,894,304.54	$35,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.45%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/27/2014	5/27/2014
Accrual Period End	6/25/2014	6/25/2014
Daycount Fraction	0.08055556	0.08055556
Interest Rate*	0.60000%	1.65000%
Accrued Interest Factor	0.000483333	0.001329167
Current Interest Due	$522,915.58	$46,520.83
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$522,915.58	$46,520.83
Interest Paid	$522,915.58	$46,520.83
Interest Shortfall	$-	$-
Principal Paid	$9,659,050.53	$-
Ending Principal Balance	$1,072,235,254.01	$35,000,000.00
Paydown Factor	0.007976095	0.000000000
Ending Balance Factor	0.885413092	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2013-2 Monthly Servicing Report: Collection Period 05/01/2014 - 05/31/2014, Distribution Date 06/25/2014

VIII. 2013-2 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$1,116,894,304.54
	Adjusted Pool Balance	$1,118,419,448.50
	Overcollateralization Amount	$11,184,194.49
	Principal Distribution Amount	$9,659,050.53
	Principal Distribution Amount Paid	$9,659,050.53
B	Reserve Account Reconciliation
	Beginning Period Balance	$2,813,406.65
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$2,813,406.65
	Required Reserve Acct Balance	$2,789,075.93
	Release to Collection Account	$24,330.72
	Ending Reserve Account Balance	$2,789,075.93
C	Floor Income Rebate Account
	Beginning Period Balance	$12,422,269.33
	Deposits for the Period	$4,211,462.19
	Release to Collection Account	$(12,422,269.33)
	Ending Balance	$4,211,462.19
D	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2013-2 Monthly Servicing Report: Collection Period 05/01/2014 - 05/31/2014, Distribution Date 06/25/2014